Share-Based Compensation (Summary Of Option Activity) (Details) - Stock Options [Member] $ / shares in Units, shares in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares, Beginning of year | shares	12,240
Granted, Shares | shares	13,040
Exercised, Shares | shares	(2,029)
Forfeited, Shares | shares	(36)
Outstanding, Shares, End of year | shares	23,215
Outstanding, Weighted Average Exercise Price, Beginning of year | $ / shares	$ 0.28
Granted, Weighted Average Exercise Price | $ / shares	0.54
Exercised, Weighted Average Exercise Price | $ / shares	0.17
Forfeited, Weighted Average Exercise Price | $ / shares	11.18
Outstanding, Weighted Average Exercise Price, End of year | $ / shares	$ 0.42
Outstanding, Weighted Average Remaining Contractual Term	4 years 2 months 12 days
Outstanding, Aggregate Intrinsic Value | $	$ 11,988
Vested and expected to vest at end of year, shares | shares	16,676
Vested and expected to vest at end of year, weighted average exercise price | $ / shares	$ 0.37
Vested and expected to vest at end of year, weighted average remaining contractual term	4 years 3 months 18 days
Vested and expected to vest at end of year, aggregate intrinsic value | $	$ 9,503